Investment Property (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Changes in Investment Property

The changes in investment property during the fiscal years ended on December 31, 2018 and 2017 are as follow:

	12/31/2018
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year (1)
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Rented properties		50	105,151		14,789		124	14,913	90,238
Other investment properties	1,339,765	50	516,517	1,507,130	54,821	48,429	8,028	14,420	334,732

Total investment property (2)	1,339,765		621,668	1,507,130	69,610	48,429	8,152	29,333	424,970

	12/31/2017
Item	Original Value at beginning of fiscal year	Total life estimated in years	Increases	Decreases	Depreciation for the fiscal year				Residual value at the end of the fiscal year
					Accumulated at the beginning	Decrease	For the fiscal year	At the end
Cost
Other investment properties	1,390,146	50	384,704	435,085	59,236	32,484	18,751	45,503	1,294,262

Total investment property	1,390,146		384,704	435,085	59,236	32,484	18,751	45,503	1,294,262

(1)	The amounts disclosed do not differ significantly from the fair value.
(2)	During the financial year 2018, this item observed transfers to and from property, plant and equipments and/or non current assets held for sale.